Fair values of financial instruments not carried at fair value - Fair values of financial instruments not carried at fair value on the balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,923,319	$ 2,948,360
Financial liabilities	2,682,252	2,711,852
Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	205,564	197,747
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	119,683	122,023
Financial liabilities	138,096	143,843
HSBC Holdings | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	97,588	100,428
HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	31,862	32,888
HSBC Holdings | Loans and advances to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	37,677	27,354
HSBC Holdings | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,328	19,558
HSBC Holdings | Fair value | Loans and advances to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	38,359	27,878
HSBC Holdings | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,335	19,531
At cost | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	105,785	93,917
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	25,080	23,149
At cost | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	106,643	93,902
At cost | HSBC Holdings | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	64,320	65,239
At cost | HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,548	24,439
At cost | HSBC Holdings | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	65,123	65,172
At cost | HSBC Holdings | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 25,911	$ 26,651